PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2013	2014
	RMB	RMB	US$
Electronic equipment	41,066	71,185	11,473
Office equipment and fixtures	3,467	5,980	964
Motor vehicles	568	761	123
Leasehold improvements	7,344	10,657	1,718
Less: Accumulated depreciation	(21,119)	(42,678)	(6,879)

Property and equipment, net	31,326	45,905	7,399

Depreciation expense of property and equipment for the years ended December 31, 2012, 2013 and 2014 were RMB5,575, RMB11,702 and RMB21,684 (US$3,495), respectively.